Leases	9 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
6.	Leases
Lessor
Lease income for the nine and three months ended December 31, 2022 and 2023 are as follows:

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Lease income—net investment in leases
Interest income	¥60,219	¥65,732
Other	1,868	2,395
Lease income—operating leases *	368,760	391,436

Total lease income	¥430,847	¥459,563

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥13,083 million and ¥12,745 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥26,070 million and ¥24,748 million, for the nine months ended December 31, 2022 and 2023, respectively.

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Lease income—net investment in leases
Interest income	¥20,283	¥22,407
Other	721	746
Lease income—operating leases *	119,616	131,487

Total lease income	¥140,620	¥154,640

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥596 million and ¥2,679 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥6,980 million and ¥7,022 million, for the three months ended December 31, 2022 and 2023, respectively.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income. Gains and losses from the disposition of net investment in leases were not material for the nine and three months ended December 31, 2022 and 2023.